UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/16 (Unaudited)

COMMON STOCKS (98.6%)(a)
		Shares	Value

Australia (7.4%)

BlueScope Steel, Ltd.		1,153,037	$5,204,564

Challenger, Ltd.		538,837	3,713,775

CSR, Ltd.		597,248	1,546,204

Downer EDI, Ltd.		229,292	645,416

Fairfax Media, Ltd.		6,530,969	4,334,340

Genworth Mortgage Insurance Australia, Ltd.(NON)		2,096,881	4,051,414

JB Hi-Fi, Ltd.		282,122	4,750,299

Primary Health Care, Ltd.		1,182,504	3,309,936

Saracen Mineral Holdings, Ltd.(NON)		3,724,515	3,060,242

Star Entertainment Grp, Ltd. (The)		1,252,488	5,106,880

			35,723,070
Belgium (0.6%)

Warehouses De Pauw CVA(R)		32,386	3,077,689

			3,077,689
Canada (8.6%)

Aimia, Inc.		506,600	3,260,536

Canadian Apartment Properties REIT(R)		13,000	301,071

Capital Power Corp.		360,500	5,302,966

Cascades, Inc.		380,300	2,879,764

Centerra Gold, Inc.		819,000	4,284,394

Cominar Real Estate Investment Trust(R)		372,500	4,843,196

Corus Entertainment, Inc. Class B		491,700	4,716,960

Dominion Diamond Corp.		429,800	4,509,893

Entertainment One, Ltd.		1,154,758	3,095,785

Home Capital Group, Inc.(S)		186,600	4,957,596

North West Co., Inc. (The)		148,700	3,387,097

			41,539,258
Denmark (1.0%)

NKT Holding A/S		84,795	4,657,909

			4,657,909
Faroe Islands (0.4%)

Bakkafrost P/F		48,125	1,865,609

			1,865,609
Finland (1.7%)

Stora Enso OYJ Class R		318,803	2,733,089

Tieto OYJ		192,795	5,287,756

			8,020,845
France (8.0%)

Air France-KLM(NON)		558,885	4,502,147

BioMerieux		16,226	2,118,621

Elior Participations SCA		95,437	2,141,281

Eurazeo SA		79,130	5,151,455

Faurecia		127,162	5,058,154

Ipsen SA		67,662	4,267,858

SCOR SE		165,865	5,545,720

Sopra Steria Group		38,794	5,076,105

Technicolor SA		736,975	4,894,553

			38,755,894
Germany (7.6%)

Bechtle AG		46,907	5,208,670

Deutsche Lufthansa AG		46,189	647,285

Gerresheimer AG		46,993	3,740,596

HOCHTIEF AG		41,700	5,275,398

OSRAM Licht AG		104,696	5,571,718

PATRIZIA Immobilien AG		91,939	2,555,864

Rheinmetall AG		50,637	3,476,820

Software AG(NON)		132,617	5,149,716

STADA Arzneimittel AG		96,240	5,124,919

			36,750,986
Ireland (1.0%)

Smurfit Kappa Group PLC		179,102	4,886,294

			4,886,294
Italy (4.1%)

A2A SpA		2,271,214	3,237,173

Amplifon SpA		460,766	4,511,508

Banca Popolare dell'Emilia Romagna SC		505,880	2,559,921

DiaSorin SpA		31,509	1,907,182

Iren SpA		2,696,287	4,950,040

Salini Impregilo SpA		720,450	2,476,971

			19,642,795
Japan (20.9%)

ADEKA Corp.		337,000	4,588,539

AIN Holdings, Inc.		97,300	6,208,871

Arcs Co., Ltd.		115,200	2,769,146

BML, Inc.		113,400	5,284,735

Cosmo Energy Holdings Co., Ltd.(NON)		395,700	5,489,289

Fuji Machine Manufacturing Co., Ltd.		293,700	2,838,510

Fujitsu General, Ltd.		44,000	812,642

Fuyo General Lease Co., Ltd.		109,500	4,636,714

Hazama Ando Corp.		552,900	3,095,085

Hitachi Kokusai Electric, Inc.		148,300	1,909,113

Kenedix, Inc.		1,126,900	4,402,644

KYORIN Holdings, Inc.		142,300	2,740,210

Maeda Road Construction Co., Ltd.		259,000	4,635,249

Nichi-iko Pharmaceutical Co., Ltd.		67,400	1,477,398

Nippo Corp.		292,000	5,258,363

NiDATa Printing Co., Ltd.(S)		239,300	5,289,401

Rohto Pharmaceutical Co., Ltd.		83,000	1,278,211

Shinmaywa Industries, Ltd.		262,000	1,839,000

Showa Corp.		269,700	1,960,801

SKY Perfect JSAT Holdings, Inc.		830,700	4,008,749

Sumitomo Forestry Co., Ltd.		356,600	4,836,964

Takuma Co., Ltd.		470,000	4,243,117

Tokyo Seimitsu Co., Ltd.		226,300	5,208,810

TS Tech Co., Ltd.		164,000	4,203,126

TV Asahi Holdings Corp.		70,400	1,149,674

Ulvac, Inc.		161,600	5,370,248

Yamato Kogyo Co., Ltd.		216,900	5,113,899

			100,648,508
Luxembourg (0.7%)

Grand City Properties SA		165,328	3,479,457

			3,479,457
Netherlands (0.9%)

PostNL NV(NON)		974,819	4,292,976

			4,292,976
Norway (2.3%)

Norsk Hydro ASA		507,150	2,021,786

Salmar ASA		192,084	5,763,255

Storebrand ASA(NON)		724,437	3,160,795

			10,945,836
Portugal (0.2%)

Banco BPI SA(NON)		754,333	977,795

			977,795
Singapore (0.8%)

Mapletree Industrial Trust(R)		3,501,600	4,091,461

			4,091,461
South Korea (6.1%)

Com2uS Corp.(NON)		24,590	2,692,444

Daishin Securities Co., Ltd.		221,015	1,946,532

GS Home Shopping, Inc.		22,502	3,480,194

KB Insurance Co., Ltd.		186,756	4,944,723

Korea Petrochemical Ind Co., Ltd.		20,943	3,953,452

LF Corp.		105,722	2,128,575

LOTTE Fine Chemical Co., Ltd.		91,666	2,715,228

Muhak Co., Ltd.		9,622	240,089

Partron Co., Ltd.		489,667	4,402,454

Soulbrain Co., Ltd.		69,828	2,866,426

			29,370,117
Spain (0.6%)

Enagas SA		101,535	3,043,491

			3,043,491
Sweden (3.6%)

Castellum AB(S)		331,617	4,520,234

Granges AB		293,561	2,357,962

Hemfosa Fastigheter AB		481,014	4,988,127

JM AB		41,377	1,168,686

SAS AB(NON)(S)		1,497,815	4,094,083

			17,129,092
Switzerland (8.0%)

Bucher Industries AG		18,990	4,380,691

Cembra Money Bank AG		58,916	3,971,199

Clariant AG		227,278	4,060,822

Forbo Holding AG		4,054	5,012,441

Georg Fischer AG		6,419	5,124,222

Implenia AG		10,872	747,040

Lonza Group AG		37,010	6,389,252

Partners Group Holding AG		10,112	4,262,503

Swiss Life Holding AG		17,901	4,640,933

			38,589,103
United Kingdom (14.1%)

Afren PLC(F)(NON)(S)		4,060,504	6

Beazley PLC		561,867	2,971,110

Bellway PLC		152,039	6,018,220

Berendsen PLC		302,035	5,284,426

Britvic PLC		406,814	3,980,106

Debenhams PLC		3,638,551	3,897,087

Dialog Semiconductor PLC(NON)		87,415	2,774,894

Firstgroup PLC(NON)		3,494,351	5,470,987

Galliford Try PLC		112,244	2,254,826

Go-Ahead Group PLC		12,806	475,745

Inchcape PLC		330,773	3,262,501

Intermediate Capital Group PLC		575,096	5,559,875

John Laing Group PLC 144A		152,407	492,247

John Wood Group PLC		597,878	5,334,168

Man Group PLC		1,748,594	3,340,467

SVG Capital PLC(NON)		334,669	2,605,358

Tate & Lyle PLC		199,920	1,819,847

Thomas Cook Group PLC(NON)		2,092,335	2,315,251

Tritax Big Box REIT PLC(R)		2,547,904	5,074,102

WH Smith PLC		206,356	5,233,313

			68,164,536

Total common stocks (cost $465,256,703)			$475,652,721

INVESTMENT COMPANIES (0.5%)(a)
		Shares	Value

Vanguard FTSE All World ex-US Small-Cap ETF		25,700	$2,463,345

Total investment companies (cost $2,455,706)			$2,463,345

U.S. GOVERNMENT AGENCY OBLIGATIONS (—%)(a)
		Principal amount	Value

Federal Home Loan Bank unsec. notes, 0.600%, August 26, 2016(i)		$110,000	$110,289

Total U.S. government agency obligations (cost $110,289)			$110,289

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.500%, May 31, 2020(i)		$131,000	$132,264

Total U.S. treasury obligations (cost $132,264)			$132,264

SHORT-TERM INVESTMENTS (4.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.61%(d)	Shares	18,060,830	$18,060,830

Putnam Short Term Investment Fund 0.41%(AFF)	Shares	2,130,569	2,130,569

SSgA Prime Money Market Fund Class N 0.37%(P)	Shares	553,000	553,000

U.S. Treasury Bills 0.25%, June 16, 2016(SEGSF)		$290,000	289,982

U.S. Treasury Bills 0.17%, June 2, 2016(SEGSF)		311,000	310,999

Total short-term investments (cost $21,345,368)			$21,345,380

TOTAL INVESTMENTS

Total investments (cost $489,300,330)(b)			$499,703,999

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $126,692,932) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	7/21/16	$2,258,323	$2,366,052	$107,729
	British Pound	Buy	6/15/16	853,578	820,758	32,820
Barclays Bank PLC
	Canadian Dollar	Buy	7/21/16	2,620,438	2,617,734	2,704
	Euro	Buy	6/15/16	197,247	205,627	(8,380)
	Hong Kong Dollar	Buy	8/18/16	12,485,362	12,499,095	(13,733)
	Singapore Dollar	Buy	8/18/16	441,067	492,522	(51,455)
	Swiss Franc	Buy	6/15/16	3,112,624	3,134,929	(22,305)
	Swiss Franc	Sell	6/15/16	3,112,624	3,122,645	10,021
Citibank, N.A.
	Canadian Dollar	Buy	7/21/16	1,656,619	1,656,030	589
	Danish Krone	Buy	6/15/16	2,714,749	2,926,652	(211,903)
	Euro	Buy	6/15/16	1,640,089	1,648,735	(8,646)
	Euro	Sell	6/15/16	1,640,089	1,669,380	29,291
Credit Suisse International
	Canadian Dollar	Buy	7/21/16	161,590	169,228	(7,638)
	Japanese Yen	Buy	8/18/16	7,444,478	7,542,559	(98,081)
	New Zealand Dollar	Buy	7/21/16	1,095,691	1,088,651	7,040
	Norwegian Krone	Sell	6/15/16	5,411,988	5,231,849	(180,139)
	Swedish Krona	Buy	6/15/16	1,620,219	1,579,821	40,398
	Swedish Krona	Sell	6/15/16	1,620,219	1,630,604	10,385
	Swiss Franc	Buy	6/15/16	1,952,511	1,967,188	(14,677)
	Swiss Franc	Sell	6/15/16	1,952,511	2,005,250	52,739
Goldman Sachs International
	Danish Krone	Buy	6/15/16	3,245,633	3,303,292	(57,659)
	Danish Krone	Sell	6/15/16	3,245,633	3,203,951	(41,682)
HSBC Bank USA, National Association
	Canadian Dollar	Sell	7/21/16	10,313,909	10,320,447	6,538
	Euro	Buy	6/15/16	1,521,095	1,397,139	123,956
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/15/16	4,623,054	4,618,128	4,926
	Norwegian Krone	Sell	6/15/16	3,314,115	3,087,676	(226,439)
	Singapore Dollar	Buy	8/18/16	943,414	1,023,655	(80,241)
	Swedish Krona	Sell	6/15/16	914,287	1,266,657	352,370
	Swiss Franc	Buy	6/15/16	6,407,040	6,440,218	(33,178)
	Swiss Franc	Sell	6/15/16	6,407,040	6,514,575	107,535
State Street Bank and Trust Co.
	Euro	Sell	6/15/16	5,053,622	5,306,874	253,252
	Israeli Shekel	Buy	7/21/16	3,552,024	3,628,585	(76,561)
	Swedish Krona	Buy	6/15/16	4,124,978	4,019,669	105,309
	Swedish Krona	Sell	6/15/16	4,124,978	4,226,375	101,397
	Swiss Franc	Buy	6/15/16	347,278	310,933	36,345
UBS AG
	Australian Dollar	Sell	7/21/16	5,493,218	5,781,158	287,940
	British Pound	Buy	6/15/16	1,467,726	1,426,857	40,869
	Swiss Franc	Buy	6/15/16	1,927,950	1,942,022	(14,072)
	Swiss Franc	Sell	6/15/16	1,927,950	1,936,213	8,263
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	2,561,643	2,563,199	(1,556)

Total						$574,071

Key to holding's abbreviations
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $482,181,544.
(b)	The aggregate identified cost on a tax basis is $483,422,516, resulting in gross unrealized appreciation and depreciation of $50,912,466 and $34,630,983, respectively, or net unrealized appreciation of $16,281,483.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$759,082	$71,949,217	$70,577,730	$6,581	$2,130,569
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $18,060,830, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,997,245.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $559,562 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	22.1%
	Industrials	18.5
	Consumer discretionary	17.6
	Materials	11.8

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $349,311 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $564,687 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $350,984 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$4,051,414	$31,671,656	$—
Belgium	3,077,689	—	—
Canada	41,539,258	—	—
Denmark	4,657,909	—	—
Faroe islands	1,865,609	—	—
Finland	8,020,845	—	—
France	38,755,894	—	—
Germany	36,750,986	—	—
Ireland	4,886,294	—	—
Italy	19,642,795	—	—
Japan	—	100,648,508	—
Luxembourg	3,479,457	—	—
Netherlands	4,292,976	—	—
Norway	10,945,836	—	—
Portugal	977,795	—	—
Singapore	—	4,091,461	—
South Korea	—	29,370,117	—
Spain	3,043,491	—	—
Sweden	17,129,092	—	—
Switzerland	38,589,103	—	—
United Kingdom	68,164,530	—	6
Total common stocks	309,870,973	165,781,742	6
Investment companies	2,463,345	—	—
U.S. government agency obligations	—	110,289	—
U.S. treasury obligations	—	132,264	—
Short-term investments	2,683,569	18,661,811	—

Totals by level	$315,017,887	$184,686,106	$6

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$574,071	$—

Totals by level	$—	$574,071	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,722,416	$1,148,345

Total	$1,722,416	$1,148,345

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$209,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$140,549	$12,725	$29,880	$110,562	$—	$130,494	$464,831	$496,303	$337,072	$—	$1,722,416

	Total Assets	$140,549	$12,725	$29,880	$110,562	$—	$130,494	$464,831	$496,303	$337,072	$—	$1,722,416

	Liabilities:
	Forward currency contracts#	—	95,873	220,549	300,535	99,341	—	339,858	76,561	14,072	1,556	1,148,345

	Total Liabilities	$—	$95,873	$220,549	$300,535	$99,341	$—	$339,858	$76,561	$14,072	$1,556	$1,148,345

	Total Financial and Derivative Net Assets	$140,549	$(83,148)	$(190,669)	$(189,973)	$(99,341)	$130,494	$124,973	$419,742	$323,000	$(1,556)	$574,071
	Total collateral received (pledged)##†	$110,289	$—	$(119,996)	$(119,988)	$(99,341)	$130,494	$124,973	$373,000	$323,000	$—
	Net amount	$30,260	$(83,148)	$(70,673)	$(69,985)	$—	$—	$—	$46,742	$—	$(1,556)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016